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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2012

Date of reporting period:	October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2011 (unaudited)

Shares		Value*
COMMON STOCK—73.5%
	Aerospace & Defense—2.7%
300,000	Lockheed Martin Corp.	$22,770,000
400,000	Northrop Grumman Corp.	23,100,000
		45,870,000
	Beverages—1.1%
300,000	PepsiCo, Inc. (a)	18,885,000

	Biotechnology—0.4%
168,466	Gilead Sciences, Inc. (b)	7,018,293

	Capital Markets—1.1%
400,000	Ameriprise Financial, Inc. (a)	18,672,000

	Commercial Banks—2.9%
455,900	PNC Financial Services Group, Inc. (a)	24,486,389
917,600	Wells Fargo & Co. (a)	23,775,016
		48,261,405
	Commercial Services & Supplies—3.0%
1,247,500	Pitney Bowes, Inc.	25,424,050
1,500,000	RR Donnelley & Sons Co. (a)	24,450,000
		49,874,050
	Communications Equipment—0.6%
274,500	Harris Corp.	10,362,375

	Diversified Financial Services—1.4%
669,300	JP Morgan Chase & Co.	23,264,868

	Diversified Telecommunication Services—1.3%
750,200	AT&T, Inc. (a)	21,988,362

	Electric Utilities—1.2%
225,000	Edison International (a)	9,135,000
151,754	Entergy Corp.	10,496,824
		19,631,824
	Energy Equipment & Services—1.8%
35,091	Core Laboratories NV	3,798,952
400,000	Diamond Offshore Drilling, Inc. (a)	26,216,000
		30,014,952
	Food & Staples Retailing—1.7%
600,000	SUPERVALU, Inc.	4,812,000
417,100	Wal-Mart Stores, Inc.	23,657,912
		28,469,912
	Food Products—0.9%
220,139	Archer-Daniels-Midland Co.	6,370,823
39,038	Bunge Ltd.	2,411,377
166,900	Kraft Foods, Inc., Class A	5,871,542
		14,653,742
	Health Care Equipment & Supplies—0.8%
389,100	Medtronic, Inc. (a)	13,517,334

	Household Durables—1.3%
437,100	Whirlpool Corp.	22,209,051

	Household Products—1.3%
300,000	Kimberly-Clark Corp. (a)	20,913,000

	Industrial Conglomerates—1.5%
1,453,217	General Electric Co. (a)	24,283,256

	Insurance—5.7%
57,396	American International Group, Inc. (b)	1,417,107
1,103,600	Lincoln National Corp. (a)	21,023,580
500,000	MetLife, Inc.	17,580,000
800,000	The Allstate Corp. (a)	21,072,000
490,000	The Travelers Cos, Inc. (a)	28,591,500
280,505	XL Group PLC, Class A	6,098,179
		95,782,366
	IT Services—0.1%
5,000	International Business Machines Corp.	923,150

	Media—2.5%
1,075,000	CBS Corp., Class B	27,745,750
398,500	Time Warner, Inc.	13,943,515
		41,689,265
	Metals & Mining—1.2%
480,000	Freeport-McMoRan Copper & Gold, Inc. (a)	19,324,800

	Multi-Utilities—2.2%
1,152,600	Ameren Corp. (a)	36,744,888

Shares		Value*
	Office Electronics—1.5%
3,104,100	Xerox Corp. (a)	$25,391,538

	Oil, Gas & Consumable Fuels—13.0%
800,000	Chesapeake Energy Corp. (a)	22,496,000
307,300	Chevron Corp. (a)	32,281,865
650,000	ConocoPhillips (a)	45,272,500
400,000	EnCana Corp.	8,680,000
1,068,700	Marathon Oil Corp. (a)	27,818,261
550,000	Royal Dutch Shell PLC, Class A - ADR	39,000,500
800,000	Total SA - ADR (a)	41,840,000
		217,389,126
	Paper & Forest Products—3.0%
1,794,500	International Paper Co. (a)	49,707,650

	Pharmaceuticals—11.3%
714,500	Eli Lilly & Co. (a)	26,550,820
1,180,000	GlaxoSmithKline PLC - ADR (a)	52,852,200
518,618	Johnson & Johnson (a)	33,393,813
2,500,000	Pfizer, Inc. (a)	48,150,000
600,000	Sanofi - ADR	21,450,000
132,342	Teva Pharmaceutical Industries Ltd. - ADR	5,406,171
		187,803,004
	Real Estate Investment Trust—0.1%
100,000	Annaly Capital Management, Inc.	1,685,000

	Semiconductors & Semiconductor Equipment—2.7%
1,850,000	Intel Corp. (a)	45,399,000

	Software—1.6%
985,800	Microsoft Corp.	26,251,854

	Thrifts & Mortgage Finance—1.7%
3,498,500	Hudson City Bancorp, Inc. (a)	21,865,625
500,000	New York Community Bancorp, Inc.	6,655,000
		28,520,625
	Tobacco—1.9%
800,000	Reynolds American, Inc. (a)	30,944,000

	Total Common Stock (cost-$1,438,319,741)	1,225,445,690

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—14.5%
	Aerospace & Defense—0.2%
$2,000	AAR Corp., 1.75%, 2/1/26	2,045,000
1,975	GenCorp, Inc., 4.063%, 12/31/39	1,765,156
		3,810,156
	Apparel—0.2%
4,000	Iconix Brand Group, Inc., 2.50%, 6/1/16 (c)(d)	3,840,000

	Automobiles—0.6%
6,700	Ford Motor Co., 4.25%, 11/15/16	9,999,750

	Biotechnology—0.1%
2,000	Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	2,152,500

	Building Products—0.3%
5,875	Griffon Corp., 4.00%, 1/15/17 (c)(d)	5,779,531

	Capital Markets—0.5%
7,580	Ares Capital Corp., 5.75%, 2/1/16 (c)(d)	7,437,875
345	BGC Partners, Inc., 4.50%, 7/15/16 (c)(d)	324,731
		7,762,606
	Communications Equipment—0.9%
4,660	Ciena Corp., 0.875%, 6/15/17	3,483,350
9,000	Ixia, 3.00%, 12/15/15 (c)(d)	8,865,000
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	1,962,500
		14,310,850
	Computers & Peripherals—0.4%
5,000	SanDisk Corp., 1.50%, 8/15/17	5,993,750

	Construction & Engineering—0.1%
585	MasTec, Inc., 4.00%, 6/15/14	888,469

	Diversified Telecommunication Services—0.1%
1,200	Level 3 Communications, Inc., 15.00%, 1/15/13	1,636,500

	Electrical Equipment—1.1%
9,275	EnerSys, 3.375%, 6/1/38 (e)	9,159,062
1,500	General Cable Corp., 0.875%, 11/15/13	1,426,875
9,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	6,885,000
		17,470,937
	Health Care Equipment & Supplies—0.1%
2,000	Hologic, Inc., 2.00%, 12/15/37 (e)	2,132,500

Principal Amount (000s)		Value*
	Health Care Providers & Services—0.4%
$6,000	Molina Healthcare, Inc., 3.75%, 10/1/14	$6,217,500

	Healthcare-Products—0.6%
10,500	Alere, Inc., 3.00%, 5/15/16	10,053,750

	Hotels, Restaurants & Leisure—0.6%
9,995	MGM Resorts International, 4.25%, 4/15/15	10,019,988

	Insurance—0.1%
2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (c)(d)	2,100,000

	Internet Software & Services—0.3%
4,200	Equinix, Inc., 2.50%, 4/15/12	4,326,000
1,405	WebMD Health Corp., 2.50%, 1/31/18 (c)(d)	1,241,669
		5,567,669
	IT Services—0.6%
6,325	Alliance Data Systems Corp., 1.75%, 8/1/13	8,744,312
1,500	VeriFone Systems, Inc., 1.375%, 6/15/12	1,665,000
		10,409,312
	Machinery—1.0%
3,000	Chart Industries, Inc., 2.00%, 8/1/18	3,285,000
5,280	Greenbrier Cos, Inc., 3.50%, 4/1/18 (c)(d)	4,461,600
2,000	Meritor, Inc., 4.625%, 3/1/26 (e)	1,745,000
7,000	Navistar International Corp., 3.00%, 10/15/14	7,875,000
		17,366,600
	Media—0.3%
7,160	Liberty Media LLC, 3.50%, 1/15/31	4,045,400
1,000	XM Satellite Radio, Inc., 7.00%, 12/1/14 (c)(d)(f)	1,300,400
		5,345,800
	Metals & Mining—0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	449,375
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,141,350
		5,590,725
	Multiline Retail—0.2%
3,440	Saks, Inc., 2.00%, 3/15/24	3,517,400

	Oil, Gas & Consumable Fuels—2.2%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	10,516,500
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	1,992,500
7,475	Peabody Energy Corp., 4.75%, 12/15/41	8,185,125
9,200	Petroleum Development Corp., 3.25%, 5/15/16 (c)(d)	8,682,500
350	Pioneer Natural Resources Co., 2.875%, 1/15/38	514,062
3,650	Western Refining, Inc., 5.75%, 6/15/14	6,027,063
		35,917,750
	Real Estate Investment Trust—0.4%
7,000	Developers Diversified Realty Corp., 1.75%, 11/15/40	7,052,500
150	Health Care REIT, Inc., 4.75%, 12/1/26	170,438
150	Host Hotels & Resorts LP, 2.50%, 10/15/29 (c)(d)	181,875
		7,404,813
	Road & Rail—0.3%
3,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	4,657,500

	Semiconductors & Semiconductor Equipment—1.2%
5,500	Micron Technology, Inc., 1.875%, 6/1/27	4,778,125
4,000	ON Semiconductor Corp., 2.625%, 12/15/26	4,385,000
8,500	SunPower Corp., 4.75%, 4/15/14	7,363,125
1,000	Teradyne, Inc., 4.50%, 3/15/14	2,701,250
		19,227,500
	Software—1.1%
3,000	Concur Technologies, Inc., 2.50%, 4/15/15 (c)(d)	3,397,500
5,540	Electronic Arts, Inc., 0.75%, 7/15/16 (c)(d)	5,664,650
6,430	Nuance Communications, Inc., 2.75%, 8/15/27	9,661,075
		18,723,225
	Thrifts & Mortgage Finance—0.3%
8,020	MGIC Investment Corp., 5.00%, 5/1/17	4,611,500

	Total Convertible Bonds & Notes (cost-$269,794,510)	242,508,581

Shares
CONVERTIBLE PREFERRED STOCK—9.9%
	Airlines—0.3%
178,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	5,405,221

	Auto Components—0.6%
205,090	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	10,299,620

	Automobiles—0.6%
227,775	General Motors Co., 4.75%, 12/1/13, Ser. B	9,466,329

	Capital Markets—0.5%
192,820	AMG Capital Trust I, 5.10%, 4/15/36	8,394,997

Shares		Value*
	Commercial Services & Supplies—0.1%
51,592	United Rentals, Inc., 6.50%, 8/1/28	$2,263,599

	Diversified Financial Services—1.0%
11,715	Bank of America Corp., 7.25%, 1/30/13, Ser. L (g)	10,028,040
74,015	Citigroup, Inc., 7.50%, 12/15/12	7,034,386
		17,062,426
	Electric Utilities—0.4%
	NextEra Energy, Inc.,
50,000	7.00%, 9/1/13	2,649,500
87,800	8.375%, 6/1/12	4,451,460
		7,100,960
	Food Products—0.7%
113,830	Bunge Ltd., 4.875%, 12/1/11 (g)	11,175,829

	Household Durables—0.9%
97,900	Newell Financial Trust I, 5.25%, 12/1/27	4,185,225
92,730	Stanley Black & Decker, Inc., 4.75%, 11/17/15	10,614,803
		14,800,028
	Insurance—0.8%
66,000	Assured Guaranty Ltd., 8.50%, 6/1/12	3,562,020
154,180	MetLife, Inc., 5.00%, 9/11/13	10,470,364
		14,032,384
	IT Services—0.2%
31,360	Unisys Corp., 6.25%, 3/1/14	2,417,856

	Multi-Utilities—0.7%
244,100	AES Trust III, 6.75%, 10/15/29	11,899,875

	Oil, Gas & Consumable Fuels—1.3%
140,100	Apache Corp., 6.00%, 8/1/13	7,887,630
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c)(d)(g)	2,734,188
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (g)	10,561,031
		21,182,849
	Real Estate Investment Trust—1.2%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	4,260,880
602,400	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (g)	13,403,400
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (g)	1,784,820
		19,449,100
	Road & Rail—0.6%
979,575	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	9,417,438

	Total Convertible Preferred Stock (cost-$187,705,667)	164,368,511

Principal Amount (000s)
YANKEE BOND—0.1%
	Marine—0.1%
$3,090	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,476,922)	2,317,500

SHORT-TERM INVESTMENTS—2.9%
	Time Deposits—2.9%
3,597	Bank of America-London, 0.03%, 11/1/11	3,596,508
24,201	Citibank-London, 0.03%, 11/1/11	24,200,990
21,028	JP Morgan Chase & Co.- London, 0.03%, 11/1/11	21,028,293
	Total Short Term Investments (cost-$48,825,791)	48,825,791

	Total Investments before call options written (cost-$1,948,122,631) (h)—100.9%	1,683,466,073

Contracts
CALL OPTIONS WRITTEN (b)—(1.2)%
	Morgan Stanley Cyclical Flex Index,
300	strike price $925, expires 11/4/11	(216,847)
400	strike price $925, expires 12/9/11	(1,239,336)
	Morgan Stanley Cyclical Index,
425	strike price $880, expires 11/19/11	(1,976,250)
400	strike price $940, expires 12/17/11	(1,056,000)
375	strike price $960, expires 12/17/11	(701,250)
	NASDAQ 100 Index,
100	strike price $2425, expires 11/19/11	(215,500)
100	strike price $2475, expires 11/19/11	(86,000)
220	strike price $2500, expires 12/17/11	(507,100)
	Philadelphia Oil Service Sector Flex Index,
1,500	strike price $250, expires 12/23/11	(739,522)
1,300	strike price $260, expires 12/23/11	(327,763)

Contracts		Value*
	Philadelphia Oil Service Sector Index,
2,000	strike price $240, expires 12/17/11	$(1,750,000)
2,700	strike price $245, expires 12/17/11	(1,782,000)
1,500	strike price $260, expires 11/19/11	(435,000)
1,500	strike price $265, expires 11/19/11	(52,500)
	Philadelphia Stock Exchange KBW Bank Flex Index,
7,500	strike price $41, expires 12/2/11	(1,310,080)
8,000	strike price $43, expires 11/4/11	(39,803)
8,000	strike price $43, expires 11/11/11	(236,733)
	Philadelphia Stock Exchange KBW Bank Index,
9,000	strike price $41, expires 11/19/11	(1,462,500)
7,500	strike price $45, expires 12/17/11	(768,750)
	Standard & Poor’s 500 Flex Index,
300	strike price $1260, expires 12/2/11	(878,957)
250	strike price $1265, expires 12/2/11	(666,668)
300	strike price $1270, expires 11/4/11	(149,264)
250	strike price $1270, expires 12/9/11	(688,187)
300	strike price $1285, expires 11/11/11	(195,370)
350	strike price $1295, expires 12/9/11	(584,108)
	Standard & Poor’s 500 Index,
300	strike price $1245, expires 11/19/11	(990,000)
350	strike price $1300, expires 12/17/11	(731,500)
250	strike price $1310, expires 12/17/11	(431,250)
250	strike price $1320, expires 12/17/11	(351,250)
	Total Call Options Written (premiums received-$15,978,233)	(20,569,488)

	Total Investments net of call options written (cost-$1,932,144,398)—99.7%	1,662,896,585
	Other assets less other liabilities—0.3%	5,080,807
	Net Assets—100.0%	$1,667,977,392

Notes to Schedules of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b) Non-income producing.

(c) Private Placement—Restricted as to resale may not have a readily available market.  Securities with an aggregate market value of $56,011,519, representing 3.36% of net assets.

(d) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f) Fair-Valued—Securities with an aggregate value of $1,300,400, representing 0.08% of net assets.

(g) Perpetual maturity. The date shown is the next call date.

(h) At October 31, 2011, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,949,073,863. Gross unrealized appreciation was $59,165,584, gross unrealized depreciation was $324,773,374 and net unrealized depreciation was $265,607,790. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ADR—American Depositary Receipt

Other Investments:

Transactions in call options written for the nine months ended October 31, 2011:

	Contracts	Premiums
Options outstanding, January 31, 2011	83,350	$14,849,891
Options written	324,525	70,717,500
Options terminated in closing transactions	(62,375)	(16,737,362)
Options expired	(289,780)	(52,851,796)
Options outstanding, October 31, 2011	55,720	$15,978,233

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2011 in valuing Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/11
Investments in Securities - Assets
Common Stock	$1,225,445,690	—	—	$1,225,445,690
Convertible Bonds & Notes:
Media	—	$4,045,400	$1,300,400	5,345,800
All Other	—	237,162,781	—	237,162,781
Convertible Preferred Stock:
Airlines	—	5,405,221	—	5,405,221
Capital Markets	—	8,394,997	—	8,394,997
Commercial Services & Supplies	—	2,263,599	—	2,263,599
Household Durables	10,614,803	4,185,225	—	14,800,028
Insurance	10,470,364	3,562,020	—	14,032,384
Oil, Gas & Consumable Fuels	7,887,630	13,295,219	—	21,182,849
Road & Rail	—	9,417,438	—	9,417,438
All Other	88,871,995	—	—	88,871,995
Yankee Bond	—	2,317,500	—	2,317,500
Short-Term Investments	—	48,825,791	—	48,825,791
Total Investments in Securities - Assets	$1,343,290,482	$338,875,191	$1,300,400	$1,683,466,073
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(13,296,850)	$(7,272,638)	—	$(20,569,488)
Total Investments	$1,329,993,632	$331,602,553	$1,300,400	$1,662,896,585

There were no significant transfers between Levels 1 and 2 during the nine months ended October 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2011, was as follows:

						Net
						Change in
	Beginning			Accrued	Net	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	1/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3*	Level 3*	10/31/11
Investments in Securities - Assets
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	$1,513,970	—	$(1,216,082)	—	$(763,460)	$465,572	—	—	—
Media	—	$1,526,250	—	—	—	(225,850)	—	—	$1,300,400
Convertible Preferred Stock:
Capital Markets	3,360,266	—	(5,941,004)	—	(23,933,476)	26,514,214	—	—	—
Total Investments	$4,874,236	$1,526,250	$(7,157,086)	—	$(24,696,936)	$26,753,936	—	—	$1,300,400

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2011, was $26,753,936.

* There were no transfers into or out of Level 3 during the nine months ended October 31, 2011.

Item 2. Controls and Procedures

(a)          The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 20, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 20, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 20, 2011